Condensed Consolidated Statement of Stockholders' Equity (Parenthetical) - $ / shares	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019	Jul. 24, 2019
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, par value	0.0001	0.0001	0.0001	0.0001	$ 0.0001
Preferred Stock Series A [Member]
Preferred stock, par value	0.0001	0.0001	0.0001	0.0001
Preferred Stock Series B [Member]
Preferred stock, par value	0.0001	0.0001	0.0001	0.0001
Preferred Stock Series C [Member]
Preferred stock, par value	0.0001	0.0001	0.0001	0.0001
Preferred Stock Series D [Member]
Preferred stock, par value	0.0001	0.0001	0.0001	0.0001
Preferred Stock Series E [Member]
Preferred stock, par value	0.0001	0.0001	0.0001	0.0001
Preferred Stock Series F [Member]
Preferred stock, par value	0.0001	0.0001	0.0001	0.0001
Preferred Stock Series G [Member]
Preferred stock, par value	0.0001	0.0001	0.0001	0.0001
Preferred Stock Series H [Member]
Preferred stock, par value	0.0001	0.0001	0.0001	0.0001
Preferred Stock Series I [Member]
Preferred stock, par value	0.0001	0.0001	0.0001	0.0001
Preferred Stock Series J [Member]
Preferred stock, par value	0.0001	0.0001	0.0001	0.0001
Preferred Stock Series K [Member]
Preferred stock, par value	0.0001	0.0001	0.0001	0.0001
Preferred Stock Series L [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001